Business Combinations (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) $ in Thousands	Apr. 01, 2021 USD ($)
EnableIT, LLC [Member]
Business Combinations (Details) - Schedule of estimated fair values of the assets acquired and liabilities (Parentheticals) [Line Items]
Net liabilities excluding of cash acquired	$ 42